Schedule of Investments (unaudited)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$25	$26,330
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 06/15/22)(a)	30	31,825
		58,155
Aerospace & Defense — 2.3%
Howmet Aerospace Inc., 6.88%, 05/01/25 (Call 04/01/25)	75	87,322
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 03/01/21)(a)	20	20,951
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	50	49,486
Spirit AeroSystems Inc.
5.50%, 01/15/25 (Call 10/15/22)(a)	35	36,759
7.50%, 04/15/25 (Call 04/15/22)(a)	90	96,523
TransDigm Inc.
6.50%, 05/15/25 (Call 03/01/21)	55	56,398
8.00%, 12/15/25 (Call 04/08/22)(a)	100	109,350
		456,789
Agriculture — 0.3%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/21)(a)	60	60,919

Airlines — 1.8%
American Airlines Group Inc., 3.75%, 03/01/25(a)	35	26,811
American Airlines Inc., 11.75%, 07/15/25(a)	180	208,062
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 01/15/27	13	11,966
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(a)	60	68,089
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	29	27,968
United Airlines Holdings Inc., 4.88%, 01/15/25(b)	25	24,177
		367,073
Apparel — 1.0%
Hanesbrands Inc., 5.38%, 05/15/25 (Call 05/15/22)(a)	55	58,592
Levi Strauss & Co., 5.00%, 05/01/25 (Call 03/01/21)	70	71,763
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	40	42,528
Wolverine World Wide Inc., 6.38%, 05/15/25 (Call 05/15/22)(a)	25	26,652
		199,535
Auto Manufacturers — 5.4%
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	75	81,235
Ford Motor Co., 9.00%, 04/22/25 (Call 03/22/25)	220	268,092
Ford Motor Credit Co. LLC
3.38%, 11/13/25 (Call 10/13/25)	25	25,402
4.13%, 08/04/25	100	104,805
4.69%, 06/09/25 (Call 04/09/25)	25	26,744
5.13%, 06/16/25 (Call 05/16/25)	175	190,109
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(a)	75	81,394
Navistar International Corp.
6.63%, 11/01/25 (Call 02/08/21)(a)	75	78,157
9.50%, 05/01/25 (Call 05/01/22)(a)	50	55,704
Tesla Inc., 5.30%, 08/15/25 (Call 03/01/21)(a)	130	135,248
Wabash National Corp., 5.50%, 10/01/25 (Call 02/16/21)(a)(b)	25	25,539
		1,072,429
Auto Parts & Equipment — 1.8%
Adient U.S. LLC, 9.00%, 04/15/25 (Call 04/15/22)(a)	45	50,353
Security	Par (000)	Value

Auto Parts & Equipment (continued)

American Axle & Manufacturing Inc., 6.25%, 04/01/25 (Call 03/01/21)(b)	$55	$56,719
BorgWarner Inc., 5.00%, 10/01/25(a)	40	47,099
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	40	42,619
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 03/01/21)(a)	35	36,179
Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/25 (Call 05/31/22)	55	61,533
Meritor Inc., 6.25%, 06/01/25 (Call 06/01/22)(a)(b)	25	26,769
ZF North America Capital Inc., 4.75%, 04/29/25(a)	25	27,096
		348,367
Banks — 1.2%
CIT Group Inc., 5.25%, 03/07/25 (Call 12/07/24)	40	45,940
Deutsche Bank AG, 4.50%, 04/01/25.	100	107,002
Freedom Mortgage Corp., 8.25%, 04/15/25 (Call 04/15/21)(a)	50	51,920
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 03/01/21)(a)(b)	25	25,423
		230,285
Beverages — 0.3%
Primo Water Holdings Inc., 5.50%, 04/01/25 (Call 02/08/21)(a)	55	56,658

Building Materials — 0.6%
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	40	42,816
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 03/01/21)(a)	30	30,620
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)(b)	20	21,521
Summit Materials LLC/Summit Materials Finance Corp., 5.13%, 06/01/25 (Call 02/16/21)(a)	30	30,541
		125,498
Chemicals — 2.4%
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 03/01/21)(a)	50	50,752
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 03/01/21)	50	52,978
Chemours Co. (The), 7.00%, 05/15/25 (Call 03/01/21)	55	56,866
Consolidated Energy Finance SA, 6.88%, 06/15/25 (Call 03/01/21)(a)(b)	50	50,922
Kraton Polymers LLC/Kraton Polymers Capital Corp., 4.25%, 12/15/25 (Call 12/15/22)(a)	30	30,293
Olin Corp., 9.50%, 06/01/25 (Call 03/01/25)(a)	35	43,535
PQ Corp., 5.75%, 12/15/25 (Call 02/08/21)(a)(b)	20	20,519
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 03/01/21)(a)	40	41,213
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 03/01/21)(a)(b)	35	35,841
Tronox Finance PLC, 5.75%, 10/01/25 (Call 03/01/21)(a)	35	36,350
Tronox Inc., 6.50%, 05/01/25 (Call 05/01/22)(a)	30	32,165
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 03/01/21)(a)(b)	30	29,678
		481,112
Coal — 0.3%
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)	15	14,063
SunCoke Energy Partners LP/SunCoke Energy Partners
Finance Corp., 7.50%, 06/15/25 (Call 03/01/21)(a)	45	46,151
		60,214
Commercial Services — 2.5%
Aptim Corp., 7.75%, 06/15/25 (Call 02/16/21)(a)	25	21,185
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 03/01/21)(a)	30	30,204

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
10.50%, 05/15/25 (Call 05/15/22)(a)	$30	$35,436
Brink’s Co. (The), 5.50%, 07/15/25 (Call 07/15/22)(a)	35	37,269
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 03/01/21)(a)(b)	25	25,868
IHS Markit Ltd., 4.75%, 02/15/25 (Call 11/15/24)(a)	25	28,464
Jaguar Holding Co. II/PPD Development LP, 4.63%, 06/15/25 (Call 06/15/22)(a)(b)	35	36,674
Laureate Education Inc., 8.25%, 05/01/25 (Call 03/01/21)(a)	20	21,088
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 03/01/21)(a)(b)	45	46,222
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 03/01/21)(a)	35	36,051
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)	60	64,620
9.25%, 04/15/25 (Call 03/16/25)(a)	55	65,259
TMS International Holding Corp., 7.25%, 08/15/25 (Call 02/16/21)(a)	15	15,269
WW International Inc., 8.63%, 12/01/25 (Call 02/08/21)(a)	25	26,085
		489,694
Computers — 1.3%
Diebold Nixdorf Inc., 9.38%, 07/15/25 (Call 07/15/22)(a)	50	55,345
Everi Payments Inc., 7.50%, 12/15/25 (Call 03/01/21)(a)(b)	25	25,915
NCR Corp., 8.13%, 04/15/25 (Call 04/15/22)(a)	30	32,847
Seagate HDD Cayman, 4.75%, 01/01/25	35	37,874
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	20	21,336
6.75%, 06/01/25 (Call 02/08/21)(a)	75	77,131
		250,448
Distribution & Wholesale — 1.2%
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	45	47,717
Core & Main LP, 6.13%, 08/15/25 (Call 03/01/21)(a)	55	56,496
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/15/22)(a)	30	32,848
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 03/01/21)(a)	70	71,815
Performance Food Group Inc., 6.88%, 05/01/25 (Call 05/01/22)(a)(b)	25	26,879
		235,755
Diversified Financial Services — 3.8%
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)	70	81,456
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	50	49,013
Enova International Inc., 8.50%, 09/15/25 (Call 09/15/21)(a)	25	24,361
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(a)	25	24,858
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	55	58,747
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(a)	30	31,880
LPL Holdings Inc., 5.75%, 09/15/25 (Call 02/08/21)(a)	65	67,146
Navient Corp., 6.75%, 06/25/25	35	38,357
NFP Corp., 7.00%, 05/15/25 (Call 05/15/22)(a)	30	32,317
OneMain Finance Corp.
6.88%, 03/15/25	90	103,140
8.88%, 06/01/25 (Call 06/01/22)	45	50,309
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(a)	45	47,161
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	25	26,810
SLM Corp., 4.20%, 10/29/25 (Call 09/29/25)	35	37,129
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	25	27,139
United Shore Financial Services LLC, 5.50%, 11/15/25 (Call 11/15/22)(a)	55	57,896
		757,719
Security	Par (000)	Value

Electric — 1.4%
Clearway Energy Operating LLC, 5.75%, 10/15/25 (Call 10/15/21)	$45	$47,212
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)(a)	25	26,716
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	75	78,241
FirstEnergy Corp., 2.05%, 03/01/25 (Call 02/01/25)	20	19,944
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (Call 10/15/24)(a)(b)	50	54,938
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	15	14,996
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	14	14,916
Talen Energy Supply LLC, 6.50%, 06/01/25 (Call 03/01/21)	25	19,850
		276,813
Electrical Components & Equipment — 0.7%
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 06/15/22)(a)	130	141,444

Electronics — 0.6%
Brightstar Escrow Corp., 9.75%, 10/15/25 (Call 10/15/22)(a)	30	32,088
Sensata Technologies BV, 5.00%, 10/01/25(a)	50	55,329
TTM Technologies Inc., 5.63%, 10/01/25 (Call 03/01/21)(a)	25	25,562
		112,979
Engineering & Construction — 0.9%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 03/01/21)(a)(b)	70	70,884
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	70	77,505
Tutor Perini Corp., 6.88%, 05/01/25 (Call 02/16/21)(a)(b)	35	35,511
		183,900
Entertainment — 5.7%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	25	25,544
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	50	51,109
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	45	47,016
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	240	252,996
Caesars Resort Collection LLC/CRC Finco Inc.
5.25%, 10/15/25 (Call 02/08/21)(a)	150	149,218
5.75%, 07/01/25 (Call 07/01/22)(a)	70	73,464
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	70	72,719
Cinemark USA Inc., 8.75%, 05/01/25 (Call 05/01/22)(a)(b)	20	21,609
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	75	82,768
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	25	26,304
Scientific Games International Inc.
5.00%, 10/15/25 (Call 03/01/21)(a)	90	92,704
8.63%, 07/01/25 (Call 07/01/22)(a)	40	43,280
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	35	37,820
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	50	53,901
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	45	47,986
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, 04/15/25 (Call 04/15/22)(a)	45	48,354
		1,126,792
Environmental Control — 0.8%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 03/01/21)	30	31,217
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(a)(b)	55	56,261
4.25%, 06/01/25 (Call 06/01/22)(a)	35	36,096
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(a)	35	38,296
		161,870

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food — 2.9%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 5.75%, 03/15/25 (Call 03/01/21)(b)	$13	$13,432
B&G Foods Inc., 5.25%, 04/01/25 (Call 03/01/21)	65	66,745
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 03/01/21)(a)	40	41,470
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 02/12/21)(a)	20	21,052
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	35	39,491
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 03/01/21)(a)	25	25,771
JBS USA LUX SA/JBS USA Finance Inc., 5.75%, 06/15/25 (Call 02/16/21)(a)	40	41,194
Kraft Heinz Foods Co., 3.95%, 07/15/25 (Call 04/15/25)	142	154,980
Pilgrim’s Pride Corp., 5.75%, 03/15/25 (Call 03/01/21)(a)	90	91,992
U.S. Foods Inc., 6.25%, 04/15/25 (Call 04/15/22)(a)	70	74,475
		570,602
Food Service — 0.8%
Aramark Services Inc.
5.00%, 04/01/25 (Call 03/01/21)(a)(b)	45	46,232
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	105	111,664
		157,896
Forest Products & Paper — 0.2%
Clearwater Paper Corp., 5.38%, 02/01/25(a)(b)	15	16,477
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	15	18,486
		34,963
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	50	54,946

Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 02/08/21)(a)(b)	15	15,741

Health Care - Products — 0.3%
Hill-Rom Holdings Inc., 5.00%, 02/15/25 (Call 03/01/21)(a)(b)	25	25,710
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 7.38%, 06/01/25 (Call 06/01/22)(a)	30	32,161
		57,871
Health Care - Services — 5.8%
Air Methods Corp., 8.00%, 05/15/25 (Call 03/01/21)(a)	35	31,761
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(a)	30	31,791
Centene Corp., 4.75%, 01/15/25 (Call 03/01/21)	170	174,342
CHS/Community Health Systems Inc., 6.63%, 02/15/25 (Call 02/15/22)(a)	127	133,689
Encompass Health Corp., 5.75%, 09/15/25 (Call 03/01/21)(b)	30	31,004
Global Medical Response Inc., 6.50%, 10/01/25 (Call 10/01/21)(a)	45	46,489
HCA Inc.
5.38%, 02/01/25	190	213,165
7.69%, 06/15/25(b)	15	18,065
Legacy LifePoint Health LLC, 6.75%, 04/15/25 (Call 04/15/22)(a)	45	48,052
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)	35	37,213
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(a)	50	53,816
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)	55	57,058
Surgery Center Holdings Inc., 6.75%, 07/01/25 (Call 03/01/21)(a)	30	30,926
Tenet Healthcare Corp.
5.13%, 05/01/25 (Call 03/01/21)	100	101,285
7.00%, 08/01/25 (Call 03/01/21)	35	36,262
7.50%, 04/01/25 (Call 04/01/22)(a)	50	54,045

Security	Par (000)	Value

Health Care - Services (continued)
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 02/04/21)(a)(b)	$55	$56,649
		1,155,612
Holding Companies - Diversified — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 03/01/21)	55	56,801

Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 08/01/25 (Call 03/01/21)(a)	25	26,019
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.38%, 05/15/25 (Call 03/01/21)(a)	20	20,597
Century Communities Inc., 5.88%, 07/15/25 (Call 03/01/21)	25	26,029
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(a)	30	31,690
M/I Homes Inc., 5.63%, 08/01/25 (Call 02/16/21)	20	20,786
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	30	34,117
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(a)	20	20,673
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	45	48,077
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(b)	15	16,887
		244,875
Household Products & Wares — 0.4%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 03/01/21)	75	77,424

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	20	20,597
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	45	48,244
Newell Brands Inc., 4.88%, 06/01/25 (Call 05/01/25)	35	38,543
		107,384
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 03/01/21)(a)(b)	65	67,006
AssuredPartners Inc., 7.00%, 08/15/25 (Call 03/01/21)(a)	40	41,202
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	20	22,504
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)	35	39,503
USI Inc./NY, 6.88%, 05/01/25 (Call 03/01/21)(a)	45	45,875
		216,090
Internet — 1.7%
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	35	38,017
5.88%, 02/15/25	50	58,458
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 02/08/21)(a)	80	81,431
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)(b)	40	43,142
Uber Technologies Inc., 7.50%, 05/15/25 (Call 05/15/22)(a)	75	80,344
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	30	34,009
		335,401
Iron & Steel — 1.4%
ArcelorMittal SA, 6.13%, 06/01/25	20	23,652
Cleveland-Cliffs Inc.
5.75%, 03/01/25 (Call 03/01/21)(b)	30	30,627
9.88%, 10/17/25 (Call 10/17/22)(a)	69	81,095
U.S. Steel Corp., 6.88%, 08/15/25 (Call 03/01/21)	55	54,348
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	75	87,267
		276,989
Leisure Time — 1.6%

Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 03/01/21)(a)(b)	25	23,022
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 06/01/22)(a)	170	195,898

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (Call 02/08/21)(a)	$25	$25,799
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 03/01/21)(a)	10	9,785
13.00%, 05/15/25 (Call 05/15/22)(a)	50	58,224
		312,728
Lodging — 2.6%
Boyd Gaming Corp., 8.63%, 06/01/25 (Call 06/01/22)(a)	45	49,651
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 05/01/22)(a)	30	31,632
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	40	42,204
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 03/01/21)(b)(c)	50	51,387
MGM Resorts International
5.75%, 06/15/25 (Call 03/15/25)	50	54,744
6.75%, 05/01/25 (Call 05/01/22).	55	58,845
Station Casinos LLC, 5.00%, 10/01/25 (Call 03/01/21)(a)	45	45,291
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP
Gaming Finance Corp., 5.88%, 05/15/25 (Call 03/01/21)(a)	25	24,352
Wyndham Destinations Inc., 6.60%, 10/01/25 (Call 07/01/25)	20	22,243
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	130	133,901
		514,250
Machinery — 1.0%
Clark Equipment Co., 5.88%, 06/01/25 (Call 06/01/22)(a)	25	26,425
Husky III Holding Ltd. (13.75% PIK), 13.00%, 02/15/25 (Call 03/01/21)(a)(b)(d)	35	38,016
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 03/01/21)(a)	50	51,169
Tennant Co., 5.63%, 05/01/25 (Call 03/01/21)	30	31,197
Terex Corp., 5.63%, 02/01/25 (Call 02/18/21)(a)	50	51,220
		198,027
Manufacturing — 0.9%
Bombardier Inc., 7.50%, 03/15/25 (Call 03/01/21)(a)	110	102,895
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)	30	32,314
Koppers Inc., 6.00%, 02/15/25 (Call 03/01/21)(a)	35	35,963
		171,172
Media — 1.4%
AMC Networks Inc., 4.75%, 08/01/25 (Call 08/01/21)(b)	60	61,706
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 03/01/21)(a)	30	30,587
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)	15	15,806
Meredith Corp., 6.50%, 07/01/25 (Call 07/01/22)(a)	25	26,595
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/08/21)(a)	105	105,363
9.50%, 05/01/25 (Call 05/01/22)(a)	30	32,807
		272,864
Mining — 0.6%
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	40	43,009
Constellium SE, 6.63%, 03/01/25 (Call 03/01/21)(a)	50	50,894
Kaiser Aluminum Corp., 6.50%, 05/01/25 (Call 05/01/22)(a)	25	26,717
New Gold Inc., 6.38%, 05/15/25 (Call 03/01/21)(a)	8	8,280
		128,900
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/22)	45	46,720
Security	Par (000)	Value

Office & Business Equipment (continued)
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(a)	$55	$57,462
		104,182
Oil & Gas — 7.7%
Aker BP ASA, 5.88%, 03/31/25 (Call 03/31/21)(a)	50	51,826
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/21)(b)	45	42,644
Apache Corp., 4.63%, 11/15/25 (Call 08/15/25)	40	40,880
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)	40	39,676
Cenovus Energy Inc., 5.38%, 07/15/25 (Call 04/15/25)	70	79,053
Comstock Resources Inc., 7.50%, 05/15/25 (Call 03/01/21)(a)	45	46,011
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 03/01/21)(a)	85	84,588
CVR Energy Inc., 5.25%, 02/15/25 (Call 02/15/22)(a)	45	43,857
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, 12/15/25 (Call 12/15/22)(a)	45	47,103
Endeavor Energy Resources LP/EER Finance Inc., 6.63%, 07/15/25 (Call 07/15/22)(a)	45	47,944
EQT Corp., 7.88%, 02/01/25 (Call 01/01/25)(b)	60	70,697
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 10/01/25 (Call 03/01/21)(a)	50	51,157
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 01/15/22)	45	38,613
MEG Energy Corp., 6.50%, 01/15/25 (Call 03/01/21)(a)	37	38,103
Murphy Oil Corp., 5.75%, 08/15/25 (Call 03/01/21)	50	47,982
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	75	73,276
Occidental Petroleum Corp.
3.50%, 06/15/25 (Call 03/15/25)(b)	50	48,565
5.50%, 12/01/25 (Call 09/01/25)	80	83,726
5.88%, 09/01/25 (Call 06/01/25)(b)	65	68,101
8.00%, 07/15/25 (Call 04/15/25)	45	50,986
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 03/01/21)(a)	15	14,622
PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 05/15/25 (Call 05/15/22)(a)	140	135,019
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(b)	55	53,827
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 03/01/21)(a)	50	50,862
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)(b)	65	72,145
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	70	73,427
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)	31	29,477
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 03/01/21)(a)	20	18,127
		1,542,294
Oil & Gas Services — 0.2%
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)(b)	25	24,190
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 03/01/21)	20	17,827
		42,017
Packaging & Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	75	79,028
6.00%, 02/15/25 (Call 02/09/21)(a)	100	102,995
Ball Corp., 5.25%, 07/01/25	55	62,469
Flex Acquisition Co. Inc., 6.88%, 01/15/25 (Call 03/01/21)(a)	45	45,702
Matthews International Corp., 5.25%, 12/01/25 (Call 03/01/21)(a)	25	25,460
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/25 (Call 03/01/21)(a)	100	98,607

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	$25	$26,956
6.38%, 08/15/25(a)(b)	20	22,288
Pactiv LLC, 7.95%, 12/15/25	15	17,091
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 03/01/21)(a)	40	41,032
Sealed Air Corp., 5.50%, 09/15/25 (Call 06/15/25)(a)	30	33,378
Silgan Holdings Inc., 4.75%, 03/15/25 (Call 03/01/21)	25	25,418
Trident TPI Holdings Inc., 6.63%, 11/01/25 (Call 02/08/21)(a)	20	20,426
TriMas Corp., 4.88%, 10/15/25 (Call 03/01/21)(a)	25	25,610
		626,460
Pharmaceuticals — 2.8%
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 03/01/21)(a)	125	128,681
6.13%, 04/15/25 (Call 03/01/21)(a)	230	235,663
9.00%, 12/15/25 (Call 12/15/21)(a)	105	115,230
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	45	49,168
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(a)	30	32,250
		560,992
Pipelines — 4.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 12/15/22)(a)	45	47,487
Buckeye Partners LP, 4.13%, 03/01/25 (Call 02/01/25)(a)	35	35,530
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 03/01/21)	105	107,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 04/01/25 (Call 03/01/21)	35	34,651
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	60	64,211
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	50	48,727
EQM Midstream Partners LP, 6.00%, 07/01/25 (Call 04/01/25)(a)	50	52,325
Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, 10/01/25 (Call 03/01/21)	40	36,892
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25(a)	15	15,005
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a).	90	93,127
NGL Energy Partners LP/NGL Energy Finance Corp., 6.13%, 03/01/25 (Call 03/01/21)	25	19,790
NuStar Logistics LP, 5.75%, 10/01/25 (Call 07/01/25)	35	37,282
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	40	41,868
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	40	41,072
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 03/01/21)	25	19,440
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.50%, 10/01/25 (Call 10/01/22)(a)	50	53,205
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.13%, 02/01/25 (Call 02/18/21)	35	35,947
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	30	30,646
4.10%, 02/01/25 (Call 01/01/25)	65	67,310
		882,315
Real Estate — 1.0%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 03/01/21)(a)	45	47,548
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 03/01/21)(a)	40	41,250
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/01/21)(a)	70	72,103
Security	Par (000)	Value

Real Estate (continued)
Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, 06/15/25 (Call 06/15/22)(a)	$40	$43,458
		204,359
Real Estate Investment Trusts — 4.5%
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 03/01/21)(b)	25	25,792
Diversified Healthcare Trust, 9.75%, 06/15/25 (Call 06/15/22)	70	79,435
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	25	25,664
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 03/01/21)(a)	95	96,889
Felcor Lodging LP, 6.00%, 06/01/25 (Call 02/16/21)	25	25,690
HAT Holdings I LLC/HAT Holdings II LLC, 6.00%, 04/15/25 (Call 04/15/22)(a)	30	31,891
iStar Inc., 4.25%, 08/01/25 (Call 05/01/25)	45	44,472
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25 (Call 02/16/21)(a)	25	24,988
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 4.63%, 06/15/25 (Call 03/15/25)(a)	60	63,742
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(a)	40	39,992
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)(b)	45	48,628
Service Properties Trust
4.50%, 03/15/25 (Call 09/15/24)	30	29,419
7.50%, 09/15/25 (Call 06/15/25)	55	61,881
Starwood Property Trust Inc., 4.75%, 03/15/25 (Call 09/15/24).	35	35,227
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 02/15/22)(a)	160	171,765
VICI Properties LP/VICI Note Co. Inc., 3.50%, 02/15/25 (Call 02/15/22)(a)	60	61,113
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	35	36,738
		903,326
Retail — 6.3%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 04/15/22)(a)	40	42,703
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	25	27,760
At Home Holding III Inc., 8.75%, 09/01/25 (Call 09/01/22)(a)(b)	20	21,893
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 03/01/21)(a)	95	96,025
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	20	21,391
Carvana Co., 5.63%, 10/01/25 (Call 10/01/22)(a)	35	36,186
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	40	42,114
eG Global Finance PLC, 6.75%, 02/07/25 (Call 05/15/21)(a)	100	102,941
Ferrellgas LP/Ferrellgas Finance Corp., 10.00%, 04/15/25 (Call 04/15/22)(a)	25	27,805
Gap Inc. (The), 8.63%, 05/15/25 (Call 05/15/22)(a)	55	61,580
Golden Nugget Inc., 8.75%, 10/01/25 (Call 03/01/21)(a)(b)	40	41,538
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)	55	59,694
L Brands Inc.
6.88%, 07/01/25 (Call 07/01/22)(a)	45	49,037
9.38%, 07/01/25(a)	40	49,397
Lithia Motors Inc., 5.25%, 08/01/25 (Call 03/01/21)(a)	25	25,982
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	95	105,165
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)(b)	40	40,892
PetSmart Inc.
5.88%, 06/01/25 (Call 03/01/21)(a)	83	85,355
8.88%, 06/01/25 (Call 02/08/21)(a)	50	52,135
QVC Inc., 4.45%, 02/15/25 (Call 11/15/24)	45	48,261

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp., 7.50%, 07/01/25 (Call 07/01/22)(a)	$45	$47,655
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 03/01/21)	50	51,504
8.75%, 04/30/25 (Call 04/30/22)(a)	25	27,678
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(a)	25	26,122
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 03/01/25 (Call 03/01/21)	20	20,419
Yum! Brands Inc., 7.75%, 04/01/25 (Call 04/01/22)(a)	45	49,400
		1,260,632
Semiconductors — 0.6%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	25	27,428
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)(b)	85	88,744
		116,172
Software — 1.8%
Ascend Learning LLC, 6.88%, 08/01/25 (Call 03/01/21)(a)	50	51,505
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)(b)	45	48,672
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 02/08/21)(a)	85	87,314
PTC Inc., 3.63%, 02/15/25 (Call 02/15/22)(a)	40	41,080
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 09/01/21)(a)	125	128,396
		356,967
Telecommunications — 2.8%
Cincinnati Bell Inc., 8.00%, 10/15/25 (Call 10/15/21)(a)	30	32,097
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 02/08/21)(a)	93	94,969
Intrado Corp., 8.50%, 10/15/25 (Call 03/01/21)(a)	65	64,299
Level 3 Financing Inc., 5.38%, 05/01/25 (Call 03/01/21)	55	56,503
Lumen Technologies Inc., 5.63%, 04/01/25 (Call 01/01/25)	65	70,842
Qwest Corp., 7.25%, 09/15/25	15	18,064
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	105	125,499
T-Mobile USA Inc., 5.13%, 04/15/25 (Call 02/08/21)	35	35,747
ViaSat Inc., 5.63%, 09/15/25 (Call 02/08/21)(a)	50	51,107
		549,127
Transportation — 0.6%
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(a)	30	33,541
Security	Par/ Shares (000)	Value

Transportation (continued)
XPO Logistics Inc., 6.25%, 05/01/25 (Call 05/01/22)(a)	$83	$89,009
		122,550
Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 10/01/21)(a)	60	62,167

Total Corporate Bonds & Notes — 98.3%
(Cost: $18,780,537)		19,548,544

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(e)(f)(g)	1,983	1,983,791
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	330	330,000
		2,313,791
Total Short-Term Investments — 11.6%
(Cost: $2,312,953)		2,313,791
Total Investments in Securities — 109.9%
(Cost: $21,093,490)		21,862,335
Other Assets, Less Liabilities — (9.9)%		(1,962,211)

Net Assets — 100.0%		$19,900,124

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

 Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,893,672	$90,318	(a)	$—		$(271)	$72	$1,983,791	1,983	$1,559	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	334,000	—		(4,000	)(a)	—	—	330,000	330	18		—
						$(271)	$72	$2,313,791		$1,577		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2025 Term High Yield and Income ETF
January 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,548,544	$—	$19,548,544
Money Market Funds	2,313,791	—	—	2,313,791
	$2,313,791	$19,548,544	$—	$21,862,335

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind